Cover	Nov. 18, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-39226
Entity Registrant Name	YUNHONG INTERNATIONAL
Entity Central Index Key	0001773086
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 - 19/F
Entity Address, Address Line Two	126 Zhong Bei
Entity Address, Address Line Three	Wuchang District
Entity Address, City or Town	Wuhan
Entity Address, Country	CN
Entity Address, Postal Zip Code	430061
Country Region	+86
City Area Code	131
Local Phone Number	4555 5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, one-half of one Warrant and one Right [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, one-half of one Warrant and one Right
Trading Symbol	ZGYHU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	ZGYH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ZGYHW
Security Exchange Name	NASDAQ
Rights, each exchangeable into one-tenth of one Class A Ordinary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one Class A Ordinary Share
Trading Symbol	ZGYHR
Security Exchange Name	NASDAQ